Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Meals & entertainment						0.00%	4.45%
Business combination expenses						0.24%	0.00%
Fines and penalties						0.75%	0.00%
Change in valuation allowance						7.46%	22.71%
Income tax provision		8.99%	186.87%	3.48%	27.88%	29.45%	48.16%